Balance Sheet Details (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Current [Abstract]
FF&E and leasehold improvement allowances	$ 8,206,000	$ 1,820,000
Non-income tax assets	6,728,000	5,829,000
Deposits due from landlords	1,165,000	490,000
Other current assets	317,000	236,000
Total other current assets	16,416,000	8,375,000
Other Assets, Noncurrent [Abstract]
Deferred transaction costs	8,027,000	0
Long-term deposits due from landlords	14,010,000	6,892,000
Other non-current assets	0	149,000
Other non-current assets	22,037,000	7,041,000
Accrued Liabilities [Abstract]
Accrued compensation	5,607,000	3,269,000
Accrued legal expenses	595,000	1,606,000
Accrued interest	2,503,000	0
Accrued travel voucher liability	2,130,000	976,000
Accrued other liabilities	8,722,000	2,397,000
Total accrued liabilities	$ 19,557,000	$ 8,248,000